CONSOLIDATED STATMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 317	$ (390)
Other comprehensive loss:
Foreign currency translation adjustment	(247)	(240)
Other comprehensive loss	(247)	(240)
Comprehensive income (loss)	$ 70	$ (630)